Stock-based Payments - Summary of Changes in Options (Detail)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Beginning balance	6,177,594	1,610,003
Share options, Vesting of issued options	$ 1,862,000
Weighted average exercise price, Expiry of options		$ 0.96
Weighted average exercise price, Vesting of issued options	$ 1.15
Number of options, Expiry of options	(404,598)	(512,971)
Number of options, Vesting of issued options	0
Number of options, Ending balance	11,603,750	6,177,594
Share options, Beginning balance	$ 735,000	$ 599,000
Share options, Ending balance	$ 2,289,000	$ 735,000
May 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, Grant date		May 17 and 27, 2016
Weighted average exercise price, Issuance of options		$ 0.285
Number of options, Issuance of options		157,850
Share options, Issuance of options		$ 6,000
August 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Beginning balance
Options, Grant date		August 5, 2016
Weighted average exercise price, Issuance of options		$ 0.50
Number of options, Issuance of options		1,225,000
Number of options, Ending balance	1,141,666
Share options, Issuance of options		$ 30,000
October 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Beginning balance
Options, Grant date		October 6, 2016
Weighted average exercise price, Issuance of options		$ 1.23
Number of options, Issuance of options		3,618,500
Number of options, Ending balance	3,578,084
Share options, Issuance of options		$ 114,000
Multiple [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, Grant date		Multiple
Number of options, Issuance of options		482,000
Share options, Issuance of options		$ 28,000
October 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, Grant date		October 1, 2013
Weighted average exercise price, Exercise of options		$ 0.24
Number of options, Exercise of options		(213,390)
Share options, Exercise of options		$ (31,000)
May 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, Grant date		May 17 and 27, 2016
Weighted average exercise price, Exercise of options		$ 0.285
Number of options, Exercise of options		(157,390)
Share options, Exercise of options		$ (6,000)
October 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, Grant date		October 1, 2013
Weighted average exercise price, Exercise of options		$ 0.24
Number of options, Exercise of options		(32,008)
Share options, Exercise of options		$ (5,000)
April 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Beginning balance
Options, Grant date	April 12, 2017
Weighted average exercise price, Issuance of options	$ 3.14
Number of options, Issuance of options	3,299,000
Number of options, Ending balance	3,299,000
August 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Beginning balance
Options, Grant date	August 23, 2017
Weighted average exercise price, Issuance of options	$ 2.42
Number of options, Issuance of options	2,903,000
Number of options, Ending balance	2,903,000
November 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Beginning balance
Options, Grant date	November 9, 2017
Weighted average exercise price, Issuance of options	$ 3.32
Number of options, Issuance of options	200,000
Number of options, Ending balance	200,000
January 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, Grant date	January 30, 2014
Weighted average exercise price, Exercise of options	$ 0.71
Number of options, Exercise of options	(32,009)
Share options, Exercise of options	$ (14,000)
August 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, Grant date	August 5, 2014
Weighted average exercise price, Exercise of options	$ 1.15
Number of options, Exercise of options	(32,000)
Share options, Exercise of options	$ (23,000)
September and December 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, Grant date	September 19, December 17, 2014
Weighted average exercise price, Exercise of options	$ 1.15
Number of options, Exercise of options	(171,695)
Share options, Exercise of options	$ (104,000)
August 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, Grant date	August 5, 2014
Weighted average exercise price, Exercise of options	$ 1.15
Number of options, Exercise of options	(93,000)
Share options, Exercise of options	$ (66,000)
October 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, Grant date	October 6, 2016
Weighted average exercise price, Exercise of options	$ 1.23
Number of options, Exercise of options	(30,416)
Share options, Exercise of options	$ (15,000)
August 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, Grant date	August 5, 2014
Weighted average exercise price, Exercise of options	$ 1.15
Number of options, Exercise of options	(35,043)
Share options, Exercise of options	$ (25,000)
August 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, Grant date	August 5, 2016
Weighted average exercise price, Exercise of options	$ 0.50
Number of options, Exercise of options	(83,333)
Share options, Exercise of options	$ (19,000)
October 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, Grant date	October 6, 2016
Weighted average exercise price, Exercise of options	$ 1.23
Number of options, Exercise of options	(1,250)
Share options, Exercise of options	$ (1,000)
December 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, Grant date	December 17, 2014
Weighted average exercise price, Exercise of options	$ 1.15
Number of options, Exercise of options	(92,500)
Share options, Exercise of options	$ (41,000)